SHARE-BASED COMPENSATION - Disclosure of changes in number of share options and average price (Details) shares in Thousands, Share in Thousands	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2022 Share $ / shares	Dec. 31, 2022 Share shares $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding , beginning balance | Share		8,270		8,969
Granted | Share		2,113		2,402
Exercised | Share		(735)		(2,777)
Cancelled/forfeited | Share		(176)
Expired | Share		(184)		(324)
Outstanding, ending balance		9,288	9,288	8,270
Options, Exercisable | Share	7,234	7,234	7,234
Average price, Outstanding beginning balance	$ 1.33			$ 1.19
Granted	2.58			1.6
Exercised	0.99			0.93
Cancelled/forfeited	2.24
Expired	1.5			2.86
Average price, Outstanding ending balance	1.62			$ 1.33
Average price, Exercisable	$ 1.45	$ 1.45	$ 1.45